Transactions with Related Parties (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable		$ 8,990	$ 9,663
8.75% Senior Unsecured Bond [Member]
Related Party Transaction [Line Items]
Loan amount	$ 150,000
8.75% Senior Unsecured Bond [Member] | Officers And Directors
Related Party Transaction [Line Items]
Proceeds from issuance of unsecured debt	$ 47,300
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		2,569	2,525	$ 2,644
Accounts payable		190	62
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Accounts payable		0	697
Steamship Shipbroking Enterprises [Member] | Comissions [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		544	906	1,219
Steamship Shipbroking Enterprises [Member] | Brokerage Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 4,093	$ 3,900	$ 3,309